13. STOCK OPTIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Options to purchase common stock under 2011 Stock Incentive Plan	17,755,448		17,747,090
Average exercise price under 2011 Stock Incentive Plan	$ .460
Compensation expense	$ 565,726	$ 263,145	$ 1,141,674	$ 50,899
Unrecognized compensation costs	$ 614,953
Period for recognition	4 years 2 months 8 days
Stock options granted	230,000
Aggregate intrinsic value	$ 149,500
2011 Stock Incentive Plan
Options to purchase common stock under 2011 Stock Incentive Plan	4,891,334		4,532,668
Average exercise price under 2011 Stock Incentive Plan			$ 2.025